Intangible Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 21, 2022	Oct. 31, 2021	Oct. 25, 2021	Jan. 31, 2021
Intangible Assets (Details) [Line Items]
IP license	$ 50,000
Share issued (in Shares)			11,667	532,832	17,381	28,749	457,795
Exercise price (in Dollars per share)		$ 7.5
Termination expense amount		$ 174,025
Balance of agreement		33,334
Amortization expense		$ 146,483	$ 129,817
Treasury Stock, Common [Member]
Intangible Assets (Details) [Line Items]
Share issued (in Shares)		25,000
Purchase warrants (in Shares)		25,000
Minimum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period	3 years
Maximum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period	10 years